Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 33,295	€ 34,225	€ 36,393
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	124,154	117,868
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(90,789)	(83,551)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70)	(92)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,310	4,383	4,858
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,949	11,344
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,636)	(6,958)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3)	(3)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,346	25,297	26,770
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	102,615	96,335
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(77,222)	(70,969)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(47)	(69)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,201	1,267	1,426
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,137	6,900
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,931)	(5,624)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5)	(9)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,438	3,278	€ 3,339
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,453	3,289
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (15)	€ (11)